Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 99.7%	Shares	Value
Aerospace & defense - 2.7%
AeroVironment, Inc.*	55,439	$4,932,408
Woodward, Inc.	152,201	15,564,074
Banks - 0.7%
First Financial Bankshares, Inc.	156,713	5,582,117
Beverages - 2.1%
Celsius Holdings, Inc.*	159,323	15,983,283
Biotechnology - 9.7%
Aldeyra Therapeutics, Inc.*	590,889	3,486,245
Alkermes PLC*	132,012	3,780,824
Apellis Pharmaceuticals, Inc.*	45,497	2,399,057
Arrowhead Pharmaceuticals, Inc.*	153,357	5,365,961
Blueprint Medicines Corp.*	58,455	2,732,187
Cytokinetics, Inc.*	185,285	7,870,907
Denali Therapeutics, Inc.*	104,252	3,155,708
FibroGen, Inc.*	282,153	6,658,811
Halozyme Therapeutics, Inc.*	297,931	15,423,888
Insmed, Inc.*	227,454	4,897,085
Intellia Therapeutics, Inc.*	63,642	2,700,966
Karuna Therapeutics, Inc.*	39,432	7,862,346
Kura Oncology, Inc.*	127,010	1,755,278
Vaxcyte, Inc.*	79,029	3,583,965
Viridian Therapeutics, Inc.*	91,508	3,341,872
Building products - 0.6%
Zurn Elkay Water Solutions Corp.	225,450	4,928,337
Capital markets - 4.4%
LPL Financial Holdings, Inc.	56,884	13,488,334
PJT Partners, Inc., Class A	255,162	20,420,615
Chemicals - 3.4%
Livent Corp.*	352,910	9,147,427
Quaker Houghton	87,324	17,191,476
Commercial services & supplies - 5.7%
Casella Waste Systems, Inc., Class A*	88,902	7,122,828
MSA Safety, Inc.	112,229	15,306,913
Ritchie Bros Auctioneers, Inc.	353,231	21,359,879
Communications equipment - 0.8%
Lumentum Holdings, Inc.*	101,079	6,082,934
Construction materials - 2.5%
Summit Materials, Inc., Class A*	576,818	18,954,240
Consumer finance - 1.5%
FirstCash Holdings, Inc.	127,625	11,764,473
Diversified consumer services - 0.6%
Chegg, Inc.*	233,014	4,837,371
Electrical equipment - 1.7%
Thermon Group Holdings, Inc.*	564,374	13,048,327
Energy equipment & services - 1.7%
Liberty Energy, Inc.	830,559	13,147,749
Equity real estate investment trusts (REITs) - 1.7%
EastGroup Properties, Inc.	76,401	12,854,468
Food & staples retailing - 2.2%
Casey's General Stores, Inc.	71,686	16,911,444
Food products - 2.6%
The Simply Good Foods Co.*	549,287	19,939,118
Health care equipment & supplies - 5.9%
Axonics, Inc.*	122,709	7,534,333
Cutera, Inc.*	67,246	2,342,178
Inspire Medical Systems, Inc.*	31,388	7,943,047
iRhythm Technologies, Inc.*	37,065	3,643,489
Lantheus Holdings, Inc.*	95,870	5,512,525
Merit Medical Systems, Inc.*	107,014	7,635,449
Shockwave Medical, Inc.*	28,669	5,387,765
STAAR Surgical Co.*	84,761	5,979,889
Health care providers & services - 2.7%
HealthEquity, Inc.*	74,099	4,508,924
Privia Health Group, Inc.*	107,501	2,906,827
Progyny, Inc.*	134,108	4,611,974
The Ensign Group, Inc.	94,628	8,824,061
Health care technology - 1.1%
Evolent Health, Inc., Class A*	270,090	8,702,300
Hotels, restaurants & leisure - 8.0%
Everi Holdings, Inc.*	832,281	14,456,721
Planet Fitness, Inc., Class A*	104,022	8,805,462
SeaWorld Entertainment, Inc.*	145,053	9,049,857
Wingstop, Inc.	116,255	18,422,930
Xponential Fitness, Inc., Class A*	398,868	10,960,892
Household durables - 1.0%
Universal Electronics, Inc.*	319,197	7,478,786
Insurance - 1.9%
Kinsale Capital Group, Inc.	53,556	14,912,133
Interactive media & services - 1.1%
Bumble, Inc., Class A*	330,459	8,509,319
IT services - 0.8%
TaskUS, Inc., Class A*	345,657	6,446,503
Life sciences tools & services - 0.7%
Medpace Holdings, Inc.*	23,188	5,126,171
Machinery - 2.5%
Chart Industries, Inc.*	95,659	12,816,393
Esab Corp.	117,412	6,787,588
Media - 0.6%
TechTarget, Inc.*	101,207	5,012,783
Oil, gas & consumable fuels - 4.8%
Antero Resources Corp.*	240,413	6,933,511
Viper Energy Partners LP	947,540	30,084,395
Personal products - 0.7%
The Beauty Health Co.*	504,642	5,752,919
Pharmaceuticals - 0.9%
Arvinas, Inc.*	57,146	1,872,674
Intra-Cellular Therapies, Inc.*	112,816	5,406,143
Road & rail - 2.0%
Landstar System, Inc.	88,987	15,379,623
Semiconductors & semiconductor equipment - 5.0%
Lattice Semiconductor Corp.*	227,733	17,259,884
Silicon Laboratories, Inc.*	136,151	21,363,454
Software - 10.8%
Appfolio, Inc., Class A*	36,264	4,073,535
Five9, Inc.*	68,447	5,392,255
Freshworks, Inc., Class A*	688,262	11,136,079
Gitlab, Inc., Class A*	80,107	3,958,087
Monday.com Ltd.*(a)	86,654	11,281,484
PROS Holdings, Inc.*	264,085	6,654,942
Q2 Holdings, Inc.*	187,175	6,124,366
Qualtrics International, Inc., Class A*	585,882	9,239,359
Rapid7, Inc.*	102,239	4,076,269
Smartsheet, Inc., Class A*	223,040	9,637,558
Sprout Social, Inc., Class A*	188,746	12,074,082
Specialty retail - 2.4%
Boot Barn Holdings, Inc.*	119,283	9,958,938
Five Below, Inc.*	42,178	8,314,549
Trading companies & distributors - 2.2%
Herc Holdings, Inc.	48,372	7,513,139
WESCO International, Inc.*	63,188	9,415,644
Total common stocks (cost $603,937,381)		770,804,103

MONEY MARKET FUNDS - 0.0%
First American Government Obligations Fund - Class X, 4.14%#	128,500	128,500
Total money market funds (cost $128,500)		128,500
Total investment portfolio (cost $604,065,881) - 99.7%		770,932,603
Other assets in excess of liabilities - 0.3%		2,650,602
Total net assets - 100.0%		$773,583,205

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $130,190 or 0.0% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.